Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000225291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
Average Annual Return, Percent	(2.08%)	8.42%	3.58%
C000225292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
C000225290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Centerstone Investors Fund
Without Sales Load [Member] | C000225291
Average Annual Return [Line Items]
Average Annual Return, Percent	3.08%	9.53%	4.18%
Without Sales Load [Member] | C000225292
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	8.72%	3.46%
Without Sales Load [Member] | C000225290
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%	9.82%	4.45%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	18.59%	13.87%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	18.59%	13.87%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	18.59%	13.87%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	7.15%	15.18%	10.45%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	7.15%	15.18%	10.45%